UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2907
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Waddell & Reed Advisors High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
March 31, 2007

Waddell & Reed Advisors High Income Fund

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
9	Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Proxy Voting Information
40	Quarterly Portfolio Schedule Information
41	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors High Income Fund, Inc. prospectus and current Fund performance information.

President's Letter
      March 31, 2007

Dear Shareholder:

Stock markets around the globe generally provided attractive returns over the past six months, even as week to week it seemed the degree of price fluctuation accelerated. Most bond markets, meanwhile, were relatively flat. Concerns regarding monthly inflation reports, energy prices, Federal Reserve policy and increased defaults on housing debt were among the short-term factors that seemed to worry some fixed-income investors.

Enclosed is our report on your Waddell & Reed Advisors Fund's operations for the six months ended March 31, 2007. This past fiscal period the S&P 500 Index advanced 6.4 percent, led by a 20.9 percent rise in materials stocks. Energy stocks were strong, too, as the price of oil gyrated. Health care and financials were generally the weakest stock sectors during the six-month period. In fixed-income markets, prices of lower rated securities softened in some sectors as overall economic growth slowed.

Seasons change, growth continues

As we enter spring, gasoline prices have risen again to above $2.50 a gallon in many locations. However, the latest round of volatility at the pump pales in comparison to the situation last summer, when more than $3 a gallon was briefly the norm, and the U.S. seemed threatened with significantly higher inflation. Overall, the economic news of the past year has been good, including:

  Moderate oil prices
  Corporate profits remained solid, rising around 10%
  Low inflation and
  Improving trade and federal deficits.

Our Economic Snapshot chart highlights five selected indicators. As you can see, there's much to be thankful for, as well as a case for optimism about the future. Compared to six months earlier, a slightly smaller percentage of people in the U.S. are unemployed. Inflation is lower. The cost of financing a home is slightly lower. Overall economic growth is slower, however, while oil prices have risen.

Economic Snapshot
	3-31-2007	9-30-2006

U.S. unemployment rate	4.40%	4.60%
Inflation (U.S. Consumer Price Index)	2.80%	3.00%
U.S. GDP	1.30%	3.00%
30-year fixed mortgage rate	6.13%	6.18%
Oil price per barrel	$65.87	$62.91

Source: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

Stock valuations generally appear reasonable, in our view, especially given profit levels and still low U.S. interest rates. We see an attractive path ahead for diversified investors in 2007, although one that might be marked by a few unexpected curves. As always, we believe that maintaining a well-rounded portfolio remains an important component of securing your long-term financial future.

Our seven decades of expertise

In 2007, we mark the Waddell & Reed organization's 70th anniversary, and more than four decades since the founding of the first Waddell & Reed Advisors fixed-income fund. We have deep resources focused on helping you achieve your long-term financial goals. At Waddell & Reed, we are committed to offering you a financial planning philosophy that emphasizes participation in positive markets as well as a very strong effort to manage risk. To help accomplish this, we have a research culture focused on fundamental excellence.

Thank you for your continued confidence in us.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

HIGH INCOME FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2007.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended March 31, 2007	Beginning Account Value 9-30-06	Ending Account Value 3-31-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,066.90	1.12%	$5.79
Class B	1,000	1,061.60	2.11	10.82
Class C	1,000	1,061.80	2.05	10.52
Class Y	1,000	1,067.20	0.80	4.13
Based on 5% Return (2)
Class A	$1,000	$1,019.35	1.12%	$5.65
Class B	1,000	1,014.43	2.11	10.58
Class C	1,000	1,014.73	2.05	10.28
Class Y	1,000	1,020.92	0.80	4.04

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2007, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

Portfolio Highlights

On March 31, 2007, Waddell & Reed Advisors High Income Fund, Inc. had net assets totaling $1,001,828,589 invested in a diversified portfolio of:

91.36%	Corporate Debt Securities
6.33%	Cash and Cash Equivalents
2.31%	Common and Preferred Stocks and Warrants

As a shareholder of the Fund, for every $100 you had invested on March 31, 2007, your Fund owned:

Consumer Services Bonds	$11.40
Business Equipment and Services Bonds	$10.47
Capital Goods Bonds	$9.50
Consumer Nondurables Bonds	$8.74
Energy Bonds	$7.55
Health Care Bonds	$7.00
Financial Services Bonds	$6.91
Cash and Cash Equivalents	$6.33
Utilities Bonds	$5.58
Raw Materials Bonds	$4.61
Shelter Bonds	$4.04
Transportation Bonds	$4.04
Retail Bonds	$3.74
Technology Bonds	$3.61
Multi-Industry Bonds	$2.65
Common and Preferred Stocks and Warrants	$2.31
Consumer Durables Bonds	$1.52

On March 31, 2007, the breakdown of bonds (by ratings) held by the Fund was as follows:

A	0.40%
BBB	1.72%
BB	14.35%
B	54.17%
CCC	20.07%
Non-rated	0.65%
Cash and Cash Equivalents and Equities	8.64%

Ratings reflected in the wheel above are taken from Standard & Poor's.

The Investments of High Income Fund
March 31, 2007
COMMON STOCKS AND WARRANTS	Shares	Value

Business Equipment and Services - 0.31%
Hertz Global Holdings, Inc.*	130,250	$3,086,925

Capital Equipment - 0.51%
Dresser-Rand Group Inc.*	79,000	2,406,340
Goodman Global, Inc.*	155,700	2,743,434
		5,149,774
Health Care - Drugs - 0.25%
Elan Corporation, plc, ADR*	185,500	2,465,295

Hotels and Gaming - 0.71%
Hilton Hotels Corporation	60,000	2,157,600
Pinnacle Entertainment, Inc.*	103,000	2,994,210
Starwood Hotels & Resorts Worldwide, Inc.	30,000	1,945,500
		7,097,310
Motion Pictures - 0.14%
National CineMedia, Inc.*	51,300	1,389,204

Petroleum - Services - 0.11%
Diamond Offshore Drilling, Inc.	13,900	1,125,205

Real Estate Investment Trust - 0.16%
Host Hotels & Resorts, Inc.	60,000	1,578,600

Timesharing and Software - 0.12%
Yahoo! Inc.*	40,000	1,251,400

Utilities - Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)(B)(C)*	3,950	4

TOTAL COMMON STOCKS AND WARRANTS - 2.31%		$23,143,717

(Cost: $21,171,609)

PREFERRED STOCKS - 0.00%

Apparel
Anvil Holdings, Inc., 13.0% (C)*	135,092	$135
(Cost: $2,533,618)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 1.42%
American Airlines, Inc.,
7.379%, 5-23-16	$ 2,445	2,417,966
Continental Airlines, Inc.,
7.339%, 4-19-14	7,500	7,593,750
Continental Airlines Pass Through Trust Certificates,
7.566%, 3-15-20	4,147	4,199,140
		14,210,856
Aircraft - 0.59%
Esterline Technologies Corporation,
7.75%, 6-15-13	4,750	4,880,625
L-3 Communications Corporation,
6.125%, 1-15-14	1,050	1,031,625
		5,912,250
Aluminum - 0.15%
Century Aluminum Company,
7.5%, 8-15-14	1,450	1,489,875

Apparel - 0.77%
Oxford Industries, Inc.,
8.875%, 6-1-11	2,475	2,561,625
Perry Ellis International, Inc.,
8.875%, 9-15-13	5,000	5,125,000
		7,686,625
Beverages - 0.48%
Constellation Brands, Inc.:
8.125%, 1-15-12	1,750	1,811,250
7.25%, 9-1-16	3,000	3,037,500
		4,848,750
Broadcasting - 3.70%
CCH II, LLC and CCH II Capital Corp.,
10.25%, 9-15-10	6,380	6,730,900
Charter Communications Holdings, LLC and CCH I Holdings, LLC,
11.0%, 10-1-15	2,000	2,065,000
Comcast Corporation,
5.9%, 3-15-16	5,000	5,086,655
Entercom Radio, LLC and Entercom Capital, Inc.,
7.625%, 3-1-14	3,000	3,030,000
Gray Communications Systems, Inc.,
9.25%, 12-15-11	11,125	11,639,531
Mediacom Broadband LLC and Mediacom Broadband Corporation,
8.5%, 10-15-15 (A)	3,000	3,067,500
PanAmSat Corporation:
9.0%, 8-15-14	3,000	3,247,500
9.0%, 6-15-16 (A)	2,000	2,202,500
		37,069,586
Business Equipment and Services - 10.14%
Allied Waste North America, Inc.:
9.25%, 9-1-12	6,666	7,032,630
7.25%, 3-15-15	3,725	3,799,500
7.125%, 5-15-16	1,000	1,017,500
Carriage Services, Inc.,
7.875%, 1-15-15	2,600	2,671,500
Corrections Corporation of America:
7.5%, 5-1-11	1,750	1,798,125
6.75%, 1-31-14	3,250	3,306,875
DynCorp International and DIV Capital Corporation,
9.5%, 2-15-13	4,750	5,058,750
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.75%, 11-15-14 (A)	8,000	8,390,000
Hughes Network Systems, LLC, and HNS Finance Corp.,
9.5%, 4-15-14	1,170	1,231,425
Iron Mountain Incorporated:
8.625%, 4-1-13	5,000	5,145,000
7.75%, 1-15-15	7,000	7,140,000
Lamar Advertising Company,
6.625%, 8-15-15	5,500	5,362,500
Lamar Media Corp.:
7.25%, 1-1-13	2,759	2,793,487
6.625%, 8-15-15	1,500	1,462,500
R.H. Donnelley Corporation,
6.875%, 1-15-13	1,000	972,500
R.H. Donnelley Finance Corporation III,
8.875%, 1-15-16	6,450	6,853,125
Realogy Corporation,
7.25%, 10-15-16 (A)	9,500	9,713,750
SunGard Data Systems Inc.,
10.25%, 8-15-15	10,530	11,490,863
Syniverse Technologies, Inc.,
7.75%, 8-15-13	1,725	1,694,813
Tube City IMS Corporation,
9.75%, 2-1-15 (A)	2,450	2,548,000
UCAR Finance Inc.,
10.25%, 2-15-12	353	370,650
West Corporation:
9.5%, 10-15-14 (A)	7,275	7,529,625
11.0%, 10-15-16 (A)	4,000	4,220,000
		101,603,118
Capital Equipment - 2.92%
CDRV Investors, Inc.:
9.86%, 12-1-11 (A)**	1,200	1,194,000
0.0%, 1-1-15 (D)	4,540	3,904,400
Case New Holland Inc.:
9.25%, 8-1-11	3,500	3,675,000
7.125%, 3-1-14	1,560	1,622,400
Chase Merger Sub, Inc.,
9.5%, 8-1-14	4,175	4,342,000
Dresser-Rand Group Inc.,
7.375%, 11-1-14	2,727	2,781,540
RBS Global, Inc. and Rexnord LLC,
8.875%, 9-1-16 (A)	1,190	1,201,900
Simmons Bedding Company,
7.875%, 1-15-14	4,412	4,522,300
Simmons Company,
0.0%, 12-15-14 (D)	7,250	5,963,125
		29,206,665
Chemicals - Petroleum and Inorganic - 0.62%
Nalco Company:
7.75%, 11-15-11	5,000	5,125,000
8.875%, 11-15-13	1,000	1,062,500
		6,187,500
Chemicals - Specialty - 2.99%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (D)	5,000	5,025,000
0.0%, 6-1-13 (D)	6,750	6,564,375
Matrix Acquisition Corp.,
9.5%, 4-15-17 (A)(B)	3,200	3,280,000
Momentive Performance Materials Inc.:
9.75%, 12-1-14 (A)	5,000	5,150,000
11.5%, 12-1-16 (A)	7,000	7,175,000
Mosaic Company (The),
7.625%, 12-1-16 (A)	2,600	2,743,000
		29,937,375
Coal - 0.93%
Foundation PA Coal Company,
7.25%, 8-1-14	9,200	9,315,000

Communications Equipment - 0.25%
Intelsat (Bermuda), Ltd.,
8.87188%, 1-15-15 (A)**	2,430	2,478,600

Computers - Main and Mini - 0.63%
Xerox Corporation:
6.4%, 3-15-16	5,000	5,142,625
6.75%, 2-1-17	1,075	1,124,899
		6,267,524
Computers - Peripherals - 1.00%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (D)	11,050	10,000,250

Construction Materials - 5.22%
AMH Holdings, Inc.,
0.0%, 3-1-14 (D)	8,625	6,059,063
Associated Materials Incorporated,
9.75%, 4-15-12	5,820	6,052,800
Builders FirstSource, Inc.,
9.61%, 2-15-12**	8,290	8,414,350
Interface, Inc.:
10.375%, 2-1-10	5,435	5,992,087
9.5%, 2-1-14	5,495	5,975,813
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	6,750	6,952,500
Ply Gem Industries, Inc.,
9.0%, 2-15-12	14,375	12,470,313
Texas Industries, Inc.,
7.25%, 7-15-13	400	412,000
		52,328,926
Containers - 2.48%
BPC Holding Corporation,
8.875%, 9-15-14	9,925	10,148,313
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	800	812,000
9.875%, 10-15-14	1,600	1,632,000
Jarden Corporation,
7.5%, 5-1-17	2,000	2,020,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	9,750	10,261,875
		24,874,188
Cosmetics and Toiletries - 0.15%
Chattem, Inc.,
7.0%, 3-1-14	1,500	1,488,750

Defense - 0.53%
Armor Holdings, Inc.,
8.25%, 8-15-13	3,500	3,675,000
DRS Technologies, Inc.,
6.875%, 11-1-13	1,650	1,666,500
		5,341,500
Electrical Equipment - 0.37%
Baldor Electric Company,
8.625%, 2-15-17	3,550	3,754,125

Electronic Components - 0.61%
NXP B.V. and NXP Funding LLC,
7.875%, 10-15-14 (A)	2,275	2,348,938
Seagate Technology HDD Holdings,
6.8%, 10-1-16	3,700	3,718,500
		6,067,438
Finance Companies - 5.51%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.75%, 5-1-14	4,500	4,410,000
Ford Motor Credit Company:
9.875%, 8-10-11	5,000	5,295,020
8.11%, 1-13-12**	1,650	1,612,913
8.0%, 12-15-16	1,650	1,587,701
Goodman Global Holdings, Inc.:
8.36%, 6-15-12**	1,142	1,150,565
7.875%, 12-15-12	7,350	7,386,750
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	1,850	1,924,000
Mirant Americas Generation, Inc.,
8.3%, 5-1-11	3,800	3,895,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (D)	850	765,000
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	2,350	2,526,250
US Oncology Holdings, Inc.,
9.79688%, 3-15-12 (A)**	3,500	3,535,000
Verso Paper Holdings LLC and Verso Paper Inc.:
9.11%, 8-1-14 (A)**	1,575	1,614,375
9.125%, 8-1-14 (A)	3,100	3,224,000
Visant Holding Corp.,
8.75%, 12-1-13	8,000	8,340,000
Xerox Capital Trust I,
8.0%, 2-1-27	7,750	7,905,000
		55,171,574
Food and Related - 4.51%
Peak Finance LLC:
9.25%, 4-1-15 (A)	9,000	8,842,500
10.625%, 4-1-17 (A)	3,750	3,689,063
Pierre Merger Corp.,
9.875%, 7-15-12	6,500	6,727,500
Pilgrim's Pride Corporation:
9.625%, 9-15-11	1,000	1,040,000
7.625%, 5-1-15	4,125	4,114,687
8.375%, 5-1-17	6,250	6,171,875
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	8,500	9,244,175
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (D)	5,875	5,346,250
		45,176,050
Forest and Paper Products - 2.15%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	3,909	3,909,000
Buckeye Technologies Inc.:
8.0%, 10-15-10	11,550	11,492,250
8.5%, 10-1-13	4,750	4,963,750
Georgia-Pacific Corporation,
9.5%, 12-1-11	1,100	1,221,000
		21,586,000
Health Care - Drugs - 0.78%
Warner Chilcott Corporation,
8.75%, 2-1-15	7,464	7,781,220

Homebuilders, Mobile Homes - 0.36%
Meritage Corporation,
7.0%, 5-1-14	3,800	3,586,250

Hospital Supply and Management - 6.22%
HCA Inc.:
6.95%, 5-1-12	7,750	7,478,750
9.125%, 11-15-14 (A)	2,050	2,190,937
9.25%, 11-15-16 (A)	5,050	5,447,688
9.625%, 11-15-16 (A)	1,500	1,620,000
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	4,570	5,004,150
7.75%, 7-15-15	8,300	8,424,500
Rural/Metro Corporation,
0.0%, 3-15-16 (D)	7,110	5,759,100
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	4,400	4,664,000
Tenet Healthcare Corporation,
9.875%, 7-1-14	8,180	8,261,800
Triad Hospitals, Inc.,
7.0%, 11-15-13	9,000	9,393,750
US Oncology, Inc.:
9.0%, 8-15-12	1,750	1,868,125
10.75%, 8-15-14	2,000	2,230,000
		62,342,800
Hotels and Gaming - 5.33%
Gaylord Entertainment Company,
8.0%, 11-15-13	2,400	2,457,000
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	7,350	7,993,125
MGM Grand, Inc.,
9.75%, 6-1-07	5,750	5,778,750
MGM MIRAGE:
8.5%, 9-15-10	4,750	5,076,562
8.375%, 2-1-11	2,500	2,631,250
7.625%, 1-15-17	7,300	7,391,250
Mandalay Resort Group,
9.375%, 2-15-10	4,500	4,848,750
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	10,280	10,588,400
Pokagon Gaming Authority,
10.375%, 6-15-14 (A)	2,400	2,646,000
Vail Resorts, Inc.,
6.75%, 2-15-14	4,000	4,010,000
		53,421,087
Household - General Products - 0.35%
Sealy Mattress Company,
8.25%, 6-15-14	3,375	3,552,188

Metal Fabrication - 0.99%
Aurora Acquisition Merger Sub, Inc.:
9.0%, 12-15-14 (A)	3,400	3,587,000
10.0%, 12-15-16 (A)	2,750	2,873,750
Metals USA, Inc.,
11.125%, 12-1-15	3,100	3,441,000
		9,901,750
Mining - 0.61%
Freeport-McMoRan Copper & Gold Inc.:
8.25%, 4-1-15	1,500	1,614,375
8.56438%, 4-1-15**	2,250	2,365,312
8.375%, 4-1-17	2,000	2,162,500
		6,142,187
Motion Pictures - 1.59%
AMC Entertainment Inc.,
8.0%, 3-1-14	5,300	5,392,750
Cinemark, Inc.,
0.0%, 3-15-14 (D)	11,500	10,522,500
		15,915,250
Motor Vehicle Parts - 0.04%
Accuride Corporation,
8.5%, 2-1-15	400	403,000

Motor Vehicles - 1.48%
AutoNation, Inc.,
7.36%, 4-15-13**	825	833,250
General Motors Corporation,
8.375%, 7-15-33	3,000	2,692,500
Group 1 Automotive, Inc.,
8.25%, 8-15-13	3,875	4,020,312
Sonic Automotive, Inc.,
8.625%, 8-15-13	7,000	7,280,000
		14,826,062
Multiple Industry - 2.65%
Cricket Communications, Inc.,
9.375%, 11-1-14 (A)(B)	4,000	4,240,000
Freescale Semiconductor, Inc.:
8.875%, 12-15-14 (A)	5,750	5,757,187
9.125%, 12-15-14 (A)	3,000	2,977,500
K&F Acquisition, Inc.,
7.75%, 11-15-14	4,259	4,525,188
UCI Holdco, Inc.,
12.35488%, 12-15-13 (A)**	4,117	4,056,831
Umbrella Acquisition, Inc.,
9.75%, 3-15-15 (A)	5,000	4,981,250
		26,537,956
Petroleum - Domestic - 1.82%
Denbury Resources Inc.:
7.5%, 4-1-13	1,750	1,767,500
7.5%, 12-15-15	3,315	3,348,150
EXCO Resources, Inc.,
7.25%, 1-15-11	6,500	6,516,250
Petrohawk Energy Corporation,
9.125%, 7-15-13	4,600	4,899,000
Plains Exploration & Production Company,
7.0%, 3-15-17	1,650	1,658,250
		18,189,150
Petroleum - International - 1.68%
Chesapeake Energy Corporation:
7.625%, 7-15-13	2,500	2,656,250
6.375%, 6-15-15	6,020	5,989,900
6.25%, 1-15-18	1,500	1,481,250
Forest Oil Corporation,
7.75%, 5-1-14	3,500	3,552,500
Newfield Exploration Company,
7.625%, 3-1-11	2,000	2,115,000
Swift Energy Company,
9.375%, 5-1-12	1,000	1,047,500
		16,842,400
Petroleum - Services - 3.12%
Complete Production Services, Inc.,
8.0%, 12-15-16 (A)	3,800	3,895,000
Grant Prideco, Inc.
6.125%, 8-15-15	800	794,000
Hanover Compressor Company:
8.625%, 12-15-10	2,350	2,467,500
7.5%, 4-15-13	1,650	1,691,250
9.0%, 6-1-14	750	811,875
Pemex Project Funding Master Trust,
7.375%, 12-15-14	7,200	7,952,400
R&B Falcon Corporation,
9.5%, 12-15-08	3,750	4,003,335
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	6,475	6,572,125
Stallion Oilfield Services Ltd. and Stallion Oilfield Finance Corp.,
9.75%, 2-1-15 (A)	3,000	3,052,500
		31,239,985
Publishing - 0.78%
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	3,200	3,352,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,700	1,746,750
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	2,600	2,720,250
		7,819,000
Railroad - 2.24%
Kansas City Southern de Mexico, S.A. de C.V.,
7.625%, 12-1-13 (A)	1,650	1,668,563
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	10,550	10,787,375
TFM, S.A. de C.V.:
9.375%, 5-1-12	5,625	6,046,875
12.5%, 6-15-12	3,700	3,966,400
		22,469,213
Real Estate Investment Trust - 1.53%
Host Hotels & Resorts, L.P.,
6.875%, 11-1-14	2,000	2,030,000
Host Marriott, L.P.,
7.125%, 11-1-13	13,000	13,292,500
		15,322,500
Restaurants - 0.79%
NPC International, Inc.,
9.5%, 5-1-14	7,670	7,938,450

Retail - Food Stores - 1.24%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	2,525	2,594,437
Stater Bros. Holdings Inc.:
8.85488%, 6-15-10**	850	862,750
8.125%, 6-15-12	8,750	9,012,500
		12,469,687
Retail - General Merchandise - 0.15%
Interline Brands, Inc.,
8.125%, 6-15-14	1,500	1,548,750

Retail - Specialty Stores - 1.56%
Michaels Stores, Inc.,
10.0%, 11-1-14 (A)	5,050	5,403,500
Nebraska Book Company, Inc.,
8.625%, 3-15-12	6,235	6,281,763
United Rentals (North America), Inc.,
7.0%, 2-15-14	4,000	3,990,000
		15,675,263
Security and Commodity Brokers - 1.40%
Elan Finance public limited company and Elan Finance Corp.:
7.75%, 11-15-11	6,040	5,934,300
8.875%, 12-1-13 (A)	3,400	3,455,250
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	4,413	4,622,617
		14,012,167
Steel - 0.24%
Gibraltar Industries, Inc.,
8.0%, 12-1-15	295	297,950
PNA Group, Inc.,
10.75%, 9-1-16 (A)	1,920	2,064,000
		2,361,950
Timesharing and Software - 0.33%
iPayment, Inc.,
9.75%, 5-15-14	3,200	3,280,000

Trucking and Shipping - 0.38%
Quality Distribution, LLC and QD Capital Corporation,
9.0%, 11-15-10	4,000	3,840,000

Utilities - Electric - 2.01%
Aquila, Inc.,
14.875%, 7-1-12	6,500	8,466,250
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13	5,600	5,740,000
NRG Energy, Inc.,
7.375%, 2-1-16	1,995	2,049,862
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	3,808	3,832,040
		20,088,152
Utilities - Gas and Pipeline - 1.09%
Copano Energy, L.L.C.,
8.125%, 3-1-16	4,650	4,812,750
Williams Companies, Inc. (The):
8.125%, 3-15-12	2,650	2,881,875
7.625%, 7-15-19	3,000	3,262,500
		10,957,125
Utilities - Telephone - 2.48%
American Tower Corporation,
7.5%, 5-1-12	3,750	3,890,625
American Towers, Inc.,
7.25%, 12-1-11	4,750	4,892,500
MetroPCS Communications, Inc.,
9.25%, 11-1-14 (A)	7,000	7,402,500
Quest Communications International Inc., Series B,
7.5%, 2-15-14	3,000	3,090,000
Qwest Corporation,
8.875%, 3-15-12	5,000	5,525,000
		24,800,625

TOTAL CORPORATE DEBT SECURITIES - 91.36%		$915,266,692

(Cost: $891,002,656)

SHORT-TERM SECURITIES

Aircraft - 0.25%
United Technologies Corporation,
5.25%, 4-4-07	2,500	2,498,906

Household - General Products - 0.85%
Fortune Brands Inc.,
5.5%, 4-2-07	8,507	8,505,700

Retail - Food Stores - 3.82%
Kroger Co. (The),
5.57%, 4-2-07	38,280	38,274,077

Utilities - Electric - 1.23%
Detroit Edison Co.,
5.35%, 4-4-07	12,373	12,367,484

Utilities - Gas and Pipeline - 0.81%
Michigan Consolidated Gas Co.:
5.35%, 4-3-07	5,035	5,033,504
5.4%, 4-3-07	3,100	3,099,070
		8,132,574

TOTAL SHORT-TERM SECURITIES - 6.96%		$69,778,741

(Cost: $69,778,741)

TOTAL INVESTMENT SECURITIES - 100.63%		$1,008,189,285

(Cost: $984,486,624)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.63%)		(6,360,696)

NET ASSETS - 100.00%		$1,001,828,589

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
**Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2007, the total value of these securities amounted to $164,397,626 or 16.41% of net assets.
(B)Illiquid security. At March 31, 2007, the total value of illiquid securities amounted to 0.00% of net assets.
(C)Securities valued in good faith by the Valuation Committee appointed by the Board of Directors.
(D)These securities do not bear interest for an initial period of time and subsequently becomes interest bearing.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      HIGH INCOME FUND
      March 31, 2007
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $984,487) (Notes 1 and 3)	$1,008,189
Cash	105
Receivables:
Dividends and interest	17,138
Fund shares sold	2,020
Investment securities sold	1,504
Prepaid and other assets	116

Total assets	1,029,072

LIABILITIES
Payable for investment securities purchased	24,403
Payable to Fund shareholders	2,239
Accrued shareholder servicing (Note 2)	239
Accrued service fee (Note 2)	201
Accrued management fee (Note 2)	32
Accrued accounting services fee (Note 2)	19
Accrued distribution fee (Note 2)	7
Other	103

Total liabilities	27,243

Total net assets	$1,001,829

NET ASSETS
$1.00 par value capital stock:
Capital stock	$134,287
Additional paid-in capital	1,065,606
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,886
Accumulated undistributed net realized loss on investment transactions	(223,653)
Net unrealized appreciation in value of investments	23,703

Net assets applicable to outstanding units of capital	$1,001,829

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.46
Class B	$7.46
Class C	$7.46
Class Y	$7.46
Capital shares outstanding:
Class A	122,587
Class B	4,601
Class C	2,242
Class Y	4,857
Capital shares authorized	500,000

See Notes to Financial Statements.

Statement of Operations
      HIGH INCOME FUND
      For the Six Months Ended March 31, 2007
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$39,771
Dividends	112

Total income	39,883

Expenses (Note 2):
Investment management fee	2,939
Service fee:
Class A	1,088
Class B	42
Class C	20
Shareholder servicing:
Class A	941
Class B	74
Class C	31
Class Y	25
Distribution fee:
Class A	15
Class B	126
Class C	60
Accounting services fee	113
Legal fees	20
Audit fees	19
Custodian fees	3
Other	169

Total	5,685
Less waiver of investment management fee (Notes 2 and 6)	(125)

Total expenses	5,560

Net investment income	34,323

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	6,216
Unrealized appreciation in value of investments during the period	20,597

Net gain on investments	26,813

Net increase in net assets resulting from operations	$61,136

See Notes to Financial Statements.

Statement of Changes in Net Assets
      HIGH INCOME FUND
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2007	2006

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$34,323	$64,196
Realized net gain on investments	6,216	192
Unrealized appreciation (depreciation)	20,597	(16,734)

Net increase in net assets resulting from operations	61,136	47,654

Distributions to shareholders from (Note 1D): (1)
Net investment income:
Class A	(32,980)	(58,432)
Class B	(1,091)	(2,055)
Class C	(525)	(951)
Class Y	(1,248)	(1,782)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)

	(35,844)	(63,220)

Capital share transactions (Note 5)	53,177	7,153

Total increase (decrease)	78,469	(8,413)
NET ASSETS
Beginning of period	923,360	931,773

End of period	$1,001,829	$923,360

Undistributed net investment income	$1,886	$3,407

(1)See "Financial Highlights" on pages 27 - 30.

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$7.27	$7.39	$7.55	$7.39	$6.84	$7.26

Income (loss) from investment operations:
Net investment income	0.27	0.52	0.52	0.51	0.52	0.56
Net realized and unrealized gain (loss) on investments	0.20	(0.13)	(0.17)	0.17	0.54	(0.42)

Total from investment operations	0.47	0.39	0.35	0.68	1.06	0.14

Less distributions from:
Net investment income	(0.28)	(0.51)	(0.51)	(0.52)	(0.51)	(0.56)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.28)	(0.51)	(0.51)	(0.52)	(0.51)	(0.56)

Net asset value, end of period	$7.46	$7.27	$7.39	$7.55	$7.39	$6.84

Total return (1)	6.69%	5.40%	4.77%	9.44%	16.10%	1.91%
Net assets, end of period (in millions)	$915	$847	$856	$870	$833	$728
Ratio of expenses to average net assets including expense waiver	1.12	%(2)	1.15%	1.14%	1.11%	1.15%	1.13%
Ratio of net investment income to average net assets including expense waiver	7.19	%(2)	7.12%	6.93%	6.83%	7.31%	7.61%
Ratio of expenses to average net assets excluding expense waiver	1.15	%(2)	1.15	%(3)	1.14	%(3)	1.11	%(3)	1.15	%(3)	1.13	%(3)
Ratio of net investment income to average net assets excluding expense waiver	7.16	%(2)	7.12	%(3)	6.93	%(3)	6.83	%(3)	7.31	%(3)	7.61	%(3)
Portfolio turnover rate	32%	47%	40%	65%	63%	57%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$7.26	$7.39	$7.55	$7.39	$6.83	$7.25

Income (loss) from investment operations:
Net investment income	0.23	0.45	0.45	0.44	0.45	0.49
Net realized and unrealized gain (loss) on investments	0.21	(0.14)	(0.17)	0.16	0.55	(0.42)

Total from investment operations	0.44	0.31	0.28	0.60	1.00	0.07

Less distributions from:
Net investment income	(0.24)	(0.44)	(0.44)	(0.44)	(0.44)	(0.49)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.24)	(0.44)	(0.44)	(0.44)	(0.44)	(0.49)

Net asset value, end of period	$7.46	$7.26	$7.39	$7.55	$7.39	$6.83

Total return	6.16%	4.37%	3.75%	8.37%	15.10%	0.79%
Net assets, end of period (in millions)	$34	$33	$36	$36	$30	$21
Ratio of expenses to average net assets including expense waiver	2.11	%(1)	2.13%	2.11%	2.08%	2.16%	2.11%
Ratio of net investment income to average net assets including expense waiver	6.21	%(1)	6.14%	5.95%	5.86%	6.29%	6.60%
Ratio of expenses to average net assets excluding expense waiver	2.14	%(1)	2.13	%(2)	2.11	%(2)	2.08	%(2)	2.16	%(2)	2.11	%(2)
Ratio of net investment income to average net assets excluding expense waiver	6.18	%(1)	6.14	%(2)	5.95	%(2)	5.86	%(2)	6.29	%(2)	6.60	%(2)
Portfolio turnover rate	32%	47%	40%	65%	63%	57%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$7.26	$7.39	$7.55	$7.39	$6.83	$7.25

Income (loss) from investment operations:
Net investment income	0.23	0.45	0.45	0.44	0.45	0.49
Net realized and unrealized gain (loss) on investments	0.21	(0.13)	(0.17)	0.17	0.55	(0.42)

Total from investment operations	0.44	0.32	0.28	0.61	1.00	0.07

Less distributions from:
Net investment income	(0.24)	(0.45)	(0.44)	(0.45)	(0.44)	(0.49)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.24)	(0.45)	(0.44)	(0.45)	(0.44)	(0.49)

Net asset value, end of period	$7.46	$7.26	$7.39	$7.55	$7.39	$6.83

Total return	6.18%	4.47%	3.82%	8.46%	15.13%	0.76%
Net assets, end of period (in millions)	$17	$15	$16	$15	$10	$9
Ratio of expenses to average net assets including expense waiver	2.05	%(1)	2.06%	2.04%	2.01%	2.13%	2.12%
Ratio of net investment income to average net assets including expense waiver	6.27	%(1)	6.20%	6.02%	5.93%	6.33%	6.59%
Ratio of expenses to average net assets excluding expense waiver	2.08	%(1)	2.06	%(2)	2.04	%(2)	2.01	%(2)	2.13	%(2)	2.12	%(2)
Ratio of net investment income to average net assets excluding expense waiver	6.24	%(1)	6.20	%(2)	6.02	%(2)	5.93	%(2)	6.33	%(2)	6.59	%(2)
Portfolio turnover rate	32%	47%	40%	65%	63%	57%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,
3-31-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$7.27	$7.39	$7.55	$7.40	$6.84	$7.25

Income (loss) from investment operations:
Net investment income	0.28	0.54	0.55	0.54	0.52	0.58
Net realized and unrealized gain (loss) on investments	0.20	(0.12)	(0.18)	0.15	0.57	(0.41)

Total from investment operations	0.48	0.42	0.37	0.69	1.09	0.17

Less distributions from:
Net investment income	(0.29)	(0.54)	(0.53)	(0.54)	(0.53)	(0.58)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.29)	(0.54)	(0.53)	(0.54)	(0.53)	(0.58)

Net asset value, end of period	$7.46	$7.27	$7.39	$7.55	$7.40	$6.84

Total return	6.72%	5.89%	5.07%	9.62%	16.65%	2.20%
Net assets, end of period (in millions)	$36	$28	$24	$20	$16	$6
Ratio of expenses to average net assets including expense waiver	0.80	%(1)	0.82%	0.83%	0.83%	0.82%	0.82%
Ratio of net investment income to average net assets including expense waiver	7.52	%(1)	7.44%	7.24%	7.13%	7.58%	7.91%
Ratio of expenses to average net assets excluding expense waiver	0.83	%(1)	0.82	%(2)	0.83	%(2)	0.83	%(2)	0.82	%(2)	0.82	%(2)
Ratio of net investment income to average net assets excluding expense waiver	7.49	%(1)	7.44	%(2)	7.24	%(2)	7.13	%(2)	7.58	%(2)	7.91	%(2)
Portfolio turnover rate	32%	47%	40%	65%	63%	57%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2007

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors High Income Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Management's valuation committee makes fair value determinations for the Fund, subject to the supervision of the Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.

C. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

D. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

E. Recently issued accounting standards - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and its potential impact on the Fund's financial statements, if any, is currently being assessed by management. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines  fair value for purposes of financial statement presentation, establishes a hierarchy for  measuring fair value in generally accepted accounting principles and expands  financial statement disclosures about fair value measurements that are relevant  to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007.   The Fund will adopt SFAS No. 157 during  2008 and its potential impact, if any, on the Fund's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by the Fund at the annual rates of: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 6), the fee is as follows: 0.575% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. During the six-month period ended March 31, 2007, the amount of the management fee waived due to the reduced rates was $124,658.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which is non-networked and which was in existence at any time during the prior month; however, WRSCO has agreed to reduce those fees if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those shareholder accounts whose Fund shares are purchased through certain financial intermediaries), WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries. For Class Y shares, the Fund pays WRSCO a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of Class Y of the Fund for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,241,640. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-months period ended March 31, 2007, W&R received $1,922, $31,043 and $3,538 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $825,692 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

During the six-month period ended March 31, 2007, the Fund paid Directors' regular compensation of $31,442, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $333,206,482, while proceeds from maturities and sales aggregated $291,397,791. Purchases of short-term securities aggregated $2,910,093,638, while proceeds from maturities and sales aggregated $2,888,908,000. No U.S. government obligations were bought or sold during the six-month period ended March 31, 2007.

For Federal income tax purposes, cost of investments owned at March 31, 2007 was $984,564,686, resulting in net unrealized appreciation of $23,624,599, of which $30,066,085 related to appreciated securities and $6,441,486 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2006 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$64,210,229
Distributed ordinary income	63,220,082
Undistributed ordinary income*	3,772,338

Realized long-term capital gains	–
Distributed long-term capital gains	–
Undistributed long-term capital gains	–

Capital loss carryover	–

Post-October losses deferred	–
*This entire amount was distributed prior to March 31, 2007.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2007	$18,074,168
September 30, 2008	69,897,740
September 30, 2009	19,270,602
September 30, 2010	48,079,168
September 30, 2011	74,473,774

Total carryover	$229,795,452

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended March 31,	For the fiscal year ended September 30,
	2007	2006

Shares issued from sale of shares:
Class A	13,498	21,111
Class B	442	633
Class C	353	682
Class Y	1,315	1,399
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	4,076	7,282
Class B	140	265
Class C	68	124
Class Y	169	245
Shares redeemed:
Class A	(11,526)	(27,633)
Class B	(549)	(1,227)
Class C	(329)	(839)
Class Y	(460)	(983)

Increase in outstanding capital shares	7,197	1,059

Value issued from sale of shares:
Class A	$99,859	$153,806
Class B	3,271	4,604
Class C	2,609	4,965
Class Y	9,723	10,200
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	30,033	52,928
Class B	1,028	1,924
Class C	497	901
Class Y	1,248	1,782
Value redeemed:
Class A	(85,193)	(201,699)
Class B	(4,056)	(8,956)
Class C	(2,432)	(6,123)
Class Y	(3,410)	(7,179)

Increase in outstanding capital	$53,177	$7,153

NOTE 6 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors High Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors High Income Fund, Inc. (the "Fund") as of March 31, 2007, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2006, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors High Income Fund, Inc. as of March 31, 2007, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 17, 2007

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL or (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1009SA (3-07)

ITEM 2. CODE OF ETHICS.
Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.
(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.
(b)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: June 8, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Vice President and Principal Financial Officer

Date: June 8, 2007